Related party transactions (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Director
Related Party Transaction [Line Items]
Sublease income		$ 235,000
Operating subleases included in cash from operations			$ 315,000
Corporate Joint Venture
Related Party Transaction [Line Items]
Revenue		597,000	677,000
Management fee revenue		2,482,000	345,000
Accounts receivable		1,202,000	3,074,000
Accounts payable and accrued liabilities		$ 251,000	$ 13,000
Heavy equipment | Nuna Logistics Partnership
Related Party Transaction [Line Items]
Purchase of heavy equipment	$ 1,300